Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Daily Money Class
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.25%
Annual Return 2018	1.19%
Annual Return 2019	1.56%
Annual Return 2020	0.19%
Annual Return 2021	0.01%
Annual Return 2022	1.15%
Annual Return 2023	4.48%